Related Party Transactions (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of related party transactions
Acquisition fees and expenses, Incurred	$ 5,742,000	$ 886,000	$ 22,657,000	$ 7,303,000	$ 24,849,257	$ 4,816,500	$ 1,680,000
Operating expenses, Incurred			778,000		584,043	372,515
Asset management fees, Incurred	3,382,000	1,040,000	8,845,000	2,532,000	4,317,544	1,882,473	1,083,304
Property management fees, Incurred	1,446,000	569,000	3,986,000	1,194,000	1,838,574	669,523	377,078
Costs advanced by the Advisor, Incurred			969,000		2,356,945	1,158,594
Dealer Manager fees, Incurred			23,281,000		10,959,027	2,040,777
Total, Incurred			60,516,000		44,905,390	10,940,382
Acquisition fees and expenses, Paid			24,575,000		22,931,203	4,816,500
Operating expenses, Paid			667,000		549,660	340,180
Asset management fees, Paid			8,390,000		3,786,434	1,789,841
Property management fees, Paid			3,447,000		1,942,864	634,584
Costs advanced to the Advisor, Paid			1,248,000		2,214,800	1,047,904
Dealer Manager fees, Paid			23,378,000		10,886,184	2,016,590
Total, Paid			61,705,000		42,311,145	10,645,599
Due to Related Parties, Including Related to Real Estate Held for Sale	1,950,000		1,950,000		3,139,000
Acquisition fees and expenses, Payable	0		0		1,918,054	0
Operating expenses, Payable	262,000		262,000		151,519	117,136
Asset management fees, Payable	1,182,000		1,182,000		726,815	195,705
Property management fees, Payable	506,000		506,000		(33,605)	70,685
Costs advanced by the Advisor, Payable	0		0		279,570	137,425
Dealer Manager fees, Payable	0		0		97,030	24,187
Total, Payable	$ 1,937,000		$ 1,937,000		$ 3,139,383	$ 545,138